Leasing - Contractual flows of lease liability and costs (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases
Discounting effect	kr 0
Lease liabilities	44
Cash outflow	41
Cost of operating leases		kr (32)
Future minimum rentals payable under non-cancellable operating leases		(92)
Within 1 year
Leases
Undiscounted lease payments	26
Future minimum rentals payable under non-cancellable operating leases		(32)
Between 1 and 5 years
Leases
Undiscounted lease payments	kr 18
Future minimum rentals payable under non-cancellable operating leases		kr (60)